GENERAL AND ADMINISTRATIVE (Details) - Schedule of General and Administrative Expenses Consist - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
GENERAL AND ADMINISTRATIVE (Details) - Schedule of General and Administrative Expenses Consist [Line Items]
Amortization and depreciation	$ 1,947	$ 1,788
Office and administrative expenses	4,747	4,843
Professional fees	1,199	1,225
Salaries and benefits	11,869	9,940
Share-based compensation	5,827	4,156
Total general and administrative	25,589	21,952
Corporate [Member]
GENERAL AND ADMINISTRATIVE (Details) - Schedule of General and Administrative Expenses Consist [Line Items]
Amortization and depreciation	593	533
Office and administrative expenses	1,598	1,946
Professional fees	771	783
Salaries and benefits	5,392	4,947
Share-based compensation	5,827	4,156
Total general and administrative	14,181	12,365
Mines [Member]
GENERAL AND ADMINISTRATIVE (Details) - Schedule of General and Administrative Expenses Consist [Line Items]
Amortization and depreciation	1,354	1,255
Office and administrative expenses	3,149	2,897
Professional fees	428	442
Salaries and benefits	6,477	4,993
Share-based compensation
Total general and administrative	$ 11,408	$ 9,587